Loss Per Share - Schedule of Loss and the Weighted Average Number of Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss applicable to shareholders of ordinary shares		$ (1,424)	$ (177)
Denominator:
Number of ordinary shares used in computing basic net loss per share (in Shares)	[1]	1,809,598	240,530
Number of ordinary shares used in computing diluted net loss per share (in Shares)	[1]	1,809,598	240,530
Net loss per share of ordinary share, basic (in Dollars per share)	[1]	$ (0.79)	$ (0.73)
Net loss per share of ordinary share, diluted (in Dollars per share)	[1]	$ (0.79)	$ (0.73)

[1]	After giving effect to the share splits and the reverse share split, see also note 5.